Financial risk management - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,317,218	R$ 684,226
Carrying amount of financial liabilities	537,785	386,398
Non-derivative financial liabilities, undiscounted cash flows	575,376
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	83,069	112,487
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	454,716	273,911
Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	912,286	417,802
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	404,932	266,424
Cash and cash equivalents.
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	75,898	49,850
Cash and cash equivalents. | Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	7,924	4,428
Cash and cash equivalents. | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	67,974	45,422
Financial assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	904,362	413,374
Financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	904,362
Financial assets | Assets at fair value though profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	904,362	413,374
Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	288,111	170,382
Trade accounts receivable | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	288,111	170,382
Other assets
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	48,847	50,620
Other assets | Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	48,847	50,620
Suppliers
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		13,623
Non-derivative financial liabilities, undiscounted cash flows	24,007
Suppliers | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	24,007	13,623
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	210,182	249,981
Loans and financing | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	210,182	249,981
Loans and financing | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	210,182
Lease payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	126,082
Lease payable | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	126,082
Lease payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	126,082
Accounts payable for the acquisition of subsidiaries
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	83,069	112,487
Accounts payable for the acquisition of subsidiaries | Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	83,069	112,487
Accounts payable for the acquisition of subsidiaries | Level 2
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	37
Accounts payable for the acquisition of subsidiaries | Level 3
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	83,032
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	94,445	10,307
Other liabilities | Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 94,445	R$ 10,307